SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
23.	SUBSEQUENT EVENTS

On June 24, 2016, we signed a strategic cooperation agreement with Hongyuan Supply Chain Management Co., Ltd. to develop Dehaier’s new Internet medical technology business. Under the strategic cooperation agreement, we will leverage Hongyuan Supply Chain’s sales platform to reach Dehaier’s dealers and end users more efficiently, selling our wearable sleep apnea diagnostic system medical devices to Hongyuan Supply Chain for further downchain sale and distribution.

On June 28, 2016, we entered into Amendment No.1 to Share Purchase Agreement dated on April 28, 2016 with Hangzhou Liaison Interactive Information Technology Co., Ltd. (“Hangzhou Liaison Interactive”), a publicly listed company on the Shenzhen Stock Exchange. As previously announced, the Company entered into an SPA with Hangzhou Liaison Interactive. On June 6, 2016, the Company sold 620,414 of these shares to Hangzhou Liaison Interactive in a first closing under the SPA. In accordance with Amendment No.1 to SPA, the closing date is extended from June 30, 2016 to September 30, 2016.

On April 21, 2016, we entered into warrant repurchase agreements with the holders of certain warrants pursuant to which the Company agreed to repurchase from the Holders the Company’s outstanding warrant to purchase in aggregate 293,880 shares of the Company’s common shares, with an exercise price of $11.86 per share (the “Warrants”). The Warrants were issued on February 21, 2014 in connection with the Company’s registered direct offering of approximately $6.7 million of common shares and warrants. Pursuant to the Warrant Purchase Agreements, the Company will pay an aggregate cash purchase price of $1,116,744 ($3.80 per share underlying the Warrants) to repurchase the Warrants.

On April 28, 2016, we entered into a definitive securities purchase agreement with Hangzhou Liaison Interactive pursuant to which Hangzhou Liaison Interactive has agreed to purchase 11,111,111 restricted common shares of the Company for an aggregate of $20,000,000. The purchase price is $1.80 per share, which represents a 35% premium to the Company’s closing price of $1.33 on April 27, 2016.